TRADE AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER ACCOUNTS PAYABLE
TRADE AND OTHER ACCOUNTS PAYABLE

18  – TRADE AND OTHER ACCOUNTS PAYABLE

Trade and other current accounts payable are detailed as follows:

Classification	12.31.2019	12.31.2018
	ThCh$	ThCh$
Current	243,700,553	238,109,847
Non-current	619,587	735,665
Total	244,320,140	238,845,512

Item	12.31.2019	12.31.2018
	ThCh$	ThCh$
Trade accounts payable	172,142,472	174,486,806
Withholding tax	53,326,254	47,693,379
Others	18,851,414	16,665,327
Total	244,320,140	238,845,512